Contract Liabilities - Summary of Contract Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contract liabilities [Abstract]
Unredeemed credits under the frequent flyer award programs	¥ 1,423	¥ 1,459
Others	73	83
Total	¥ 1,496	¥ 1,542